Non-controlling interest - Summarized Financial Information of Subsidiaries with Material Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current assets	$ 1,035,171	$ 1,046,117
Total assets	3,681,233	3,561,293
Current liabilities	233,616	231,189
Total liabilities	569,444	600,286
Net income	286,723	460,825
Fekola
Current assets	395,017	289,614
Non-current assets	967,148	1,002,062
Total assets	1,362,165	1,291,676
Current liabilities	230,574	115,548
Non-current liabilities	55,135	67,972
Total liabilities	285,709	183,520
Revenue	1,067,482	1,024,425
Net income	243,823	301,834
Otjikoto Mine
Current assets	79,187	84,477
Non-current assets	335,802	325,544
Total assets	414,989	410,021
Current liabilities	13,258	31,586
Non-current liabilities	153,251	121,993
Total liabilities	166,509	153,579
Revenue	280,394	338,960
Net income	$ 36,792	$ 55,844